File No. 33-11351
                                                Rule 497(e)

            LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
           (formerly named Stein Roe Investment Trust)

            Stein Roe Balanced Fund
            Stein Roe Growth & Income Fund
            Stein Roe Growth Stock Fund
            Stein Roe Midcap Growth Fund (formerly named Stein Roe
                  Growth Opportunities Fund)
            Stein Roe Disciplined Stock Fund (formerly named Stein
                  Roe Special Fund)
            Stein Roe Capital Opportunities Fund
            Stein Roe Large Company Focus Fund

              Supplement to February 1, 1999 Prospectus
                    _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust. Stein Roe Growth &
Income Fund has been redesignated Stein Roe Growth & Income Fund,
Class S.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment although, to a limited extent, the Funds may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

Stein Roe Large Company Focus Fund-Principal Investment Strategy. Large Company Focus Fund invests in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

              This Supplement is Dated November 8, 1999

            LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
           (formerly named Stein Roe Investment Trust)

            Stein Roe Balanced Fund
            Stein Roe Growth & Income Fund
            Stein Roe Growth Stock Fund
            Stein Roe Midcap Growth Fund (formerly named Stein Roe
                  Growth Opportunities Fund)
            Stein Roe Disciplined Stock Fund (formerly named Stein
                  Roe Special Fund)
            Stein Roe Capital Opportunities Fund
            Stein Roe Large Company Focus Fund

Supplement to February 1, 1999 Statement of Additional Information
                    _________________________

The name of Stein Roe Investment Trust has changed to Liberty-
Stein Roe Funds Investment Trust effective October 18, 1999.
Stein Roe Growth & Income Fund has been redesignated Stein Roe
Growth & Income Fund, Class S.

             This Supplement is Dated November 8, 1999

             LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
             (formerly named Stein Roe Investment Trust)

                  Stein Roe International Fund

             Supplement to February 1, 1999 Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

              This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
              (formerly named Stein Roe Investment Trust)

                     Stein Roe International Fund

Supplement to February 1, 1999 Statement of Additional Information
                      _________________________


The name of Stein Roe Investment Trust changed to Liberty-Stein
Roe Funds Investment Trust effective October 18, 1999.

             This Supplement is Dated November 8, 1999

                LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                (formerly named Stein Roe Investment Trust)

                      Stein Roe Young Investor Fund

                 Supplement to February 1, 1999 Prospectus
                       _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

                This Supplement is Dated November 8, 1999

                LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                (formerly named Stein Roe Investment Trust)

                     Stein Roe Young Investor Fund

Supplement to February 1, 1999 Statement of Additional Information
                       _________________________

The name of Stein Roe Investment Trust changed to Liberty-Stein
Roe Funds Investment Trust effective October 18, 1999.

                This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               (formerly named Stein Roe Investment Trust)

                  Stein Roe Small Company Growth Fund

                Supplement to February 2, 1999 Prospectus
                        _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

             This Supplement is Dated November 8, 1999

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
              (formerly named Stein Roe Investment Trust)

                 Stein Roe Small Company Growth Fund

Supplement to February 2, 1999 Statement of Additional Information
                     _________________________

The name of Stein Roe Investment Trust has changed to Liberty-
Stein Roe Funds Investment Trust effective October 18, 1999.

             This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               (formerly named Stein Roe Investment Trust)

               Stein Roe Growth Investor Fund, Class S

               Supplement to March 31, 1999 Prospectus
                       _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust. Stein Roe Growth
Investor Fund has been redesignated Stein Roe Growth Investor
Fund, Class S.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

              This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               (formerly named Stein Roe Investment Trust)

                Stein Roe Growth Investor Fund, Class S

  Supplement to March 31, 1999 Statement of Additional Information
                       _________________________

The name of Stein Roe Investment Trust changed to Liberty-Stein
Roe Funds Investment Trust effective October 18, 1999.  Stein Roe
Growth Investor Fund has been redesignated Stein Roe Growth
Investor Fund, Class S.

                This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               (formerly named Stein Roe Investment Trust)

                      Stein Roe Asia Pacific Fund

                Supplement to October 19, 1998 Prospectus
                       _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

             This Supplement is Dated November 8, 1999

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
              (formerly named Stein Roe Investment Trust)

                    Stein Roe Asia Pacific Fund

Supplement to October 19, 1998 Statement of Additional Information
                      _________________________


The name of Stein Roe Investment Trust changed to Liberty-Stein
Roe Funds Investment Trust effective October 18, 1999.

              This Supplement is Dated November 8, 1999

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
              (formerly named Stein Roe Investment Trust)

                     Stein Roe Balanced Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

             This Supplement is Dated November 8, 1999

            LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
            (formerly named Stein Roe Investment Trust)

                  Stein Roe Growth & Income Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________


Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust. Stein Roe Growth &
Income Fund has been redesignated Stein Roe Growth & Income Fund,
Class S.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

              This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               (formerly named Stein Roe Investment Trust)

                     Stein Roe Growth Stock Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

            This Supplement is Dated November 8, 1999

             LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
             (formerly named Stein Roe Investment Trust)

             Stein Roe Midcap Growth Fund (formerly named
             Stein Roe Growth Opportunities Fund)

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

              This Supplement is Dated November 8, 1999

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
              (formerly named Stein Roe Investment Trust)

               Stein Roe Disciplined Stock Fund (formerly named Stein Roe Special Fund)

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

             This Supplement is Dated November 8, 1999

             LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
             (formerly named Stein Roe Investment Trust)

                Stein Roe Capital Opportunities Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

                This Supplement is Dated November 8, 1999

                LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                (formerly named Stein Roe Investment Trust)

                   Stein Roe Large Company Focus Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

Principal Investment Strategy. Large Company Focus Fund invests in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential.
As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

               This Supplement is Dated November 8, 1999

                LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                (formerly named Stein Roe Investment Trust)

                    Stein Roe Young Investor Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                      _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

               This Supplement is Dated November 8, 1999

               LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               (formerly named Stein Roe Investment Trust)

                 Stein Roe Small Company Growth Fund

       Supplement to February 25, 1999 Defined Contribution
                        Plans Prospectus
                    _________________________

Name Change. The name of Stein Roe Investment Trust has changed to Liberty-Stein Roe Funds Investment Trust.

Defining Capitalization. In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as defined by Lipper, Inc. According to Lipper, Inc., as of October 1999, large-cap companies had market capitalizations greater than $8.2 billion, midcap companies had market capitalizations between $1.9 and $8.2 billion and small-cap companies had market capitalizations less than $1.9 billion.
These amounts are subject to change.

Portfolio Turnover. There are no limits on portfolio turnover. Turnover may vary significantly form year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses, resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduces the Fund's return.

                This Supplement is Dated November 8, 1999